Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Thousands	Dec. 31, 2019	Dec. 31, 2018
Account and financing receivables due from a related party	$ 2,006,000	$ 1,445,000
Prepaid and other current assets due from a related party	33,329,000	31,607,000
Accounts payable	253,403,000	286,745,000
Accrued liabilities	249,810,000	292,282,000
Receipts in advance and deferred revenue	118,222,000	120,404,000
Accrued salary and benefits	110,833,000	108,011,000
Tax payables	102,686,000	93,073,000
Short-term bank loans	114,528,000	129,677,000
Other short-term liabilities	149,311,000	123,921,000
Due to a related party	33,536,000	32,718,000
Long-term accounts payable	767,000	752,000
Long-term bank loans	0	302,323,000
Long-term tax liabilities	181,640,000	174,339,000
Deferred tax liabilities	95,904,000	85,264,000
Other long-term liabilities	$ 5,769,000	$ 0
Ordinary Share, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary Share, shares authorized (in shares)	75,400	75,400
Ordinary Share, shares issued (in shares)	39,269	39,229
Ordinary Share, shares outstanding (in shares)	39,269	39,229
Variable Interest Entity Primary Beneficiary [Member]
Accounts payable	$ 74,781,000	$ 84,749,000
Accrued liabilities	64,874,000	60,555,000
Receipts in advance and deferred revenue	47,735,000	43,020,000
Accrued salary and benefits	7,670,000	7,389,000
Tax payables	9,750,000	14,110,000
Short-term bank loans	0	0
Other short-term liabilities	63,439,000	65,352,000
Long-term accounts payable	0	0
Long-term bank loans	0	0
Long-term tax liabilities	13,220,000	13,554,000
Deferred tax liabilities	1,998,000	2,239,000
Other long-term liabilities	$ 1,130,000	$ 0